Loans (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2016 and 2017:

	2016	2017
	(in millions of yen)
Domestic:
Manufacturing	8,344,808	8,740,281
Construction and real estate	7,733,513	7,654,016
Services	4,655,704	4,759,225
Wholesale and retail	5,408,850	5,142,003
Transportation and communications	3,267,902	3,490,415
Banks and other financial institutions	3,632,481	4,006,401
Government and public institutions	3,395,784	8,532,246
Other industries (Note)	4,619,336	4,427,349
Individuals:
Mortgage loans	10,589,646	9,964,633
Other	924,408	939,971

Total domestic	52,572,432	57,656,540

Foreign:
Commercial and industrial	17,319,284	16,872,448
Banks and other financial institutions	6,382,449	6,759,921
Government and public institutions	1,174,665	959,948
Other (Note)	273,695	190,724

Total foreign	25,150,093	24,783,041

Total	77,722,525	82,439,581
Less: Unearned income and deferred loan fees—net	167,156	155,675

Total loans before allowance for loan losses	77,555,369	82,283,906

Note:	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2016 and 2017:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2016
Domestic:
Manufacturing	4,859,256	2,681,958	103,343	148,102	163,213	12,473	2,958	373,505	8,344,808
Construction and real estate	3,956,798	2,709,617	601,251	157,057	215,244	16,408	255	76,883	7,733,513
Services	2,611,296	1,674,328	195,140	2,380	81,704	24,846	—	66,010	4,655,704
Wholesale and retail	2,240,228	2,552,552	223,677	57,865	147,404	39,486	546	147,092	5,408,850
Transportation and communications	2,410,967	695,697	86,094	380	35,090	10,518	—	29,156	3,267,902
Banks and other financial institutions	2,719,047	881,405	2,234	3,788	22,303	264	—	3,440	3,632,481
Government and public institutions	3,181,241	4,047	—	210,496	—	—	—	—	3,395,784
Other industries (4)	1,954,222	685,258	3,501	1,929,712	7,053	329	35,315	3,946	4,619,336
Individuals	—	259,646	10,891,538	107,131	34,744	96,729	1,659	122,607	11,514,054

Total domestic	23,933,055	12,144,508	12,106,778	2,616,911	706,755	201,053	40,733	822,639	52,572,432

Foreign:
Commercial and industrial	9,468,077	4,966,929	46	2,214,584	422,567	—	80,339	166,742	17,319,284
Banks and other financial institutions	5,129,904	550,380	—	656,969	45,196	—	—	—	6,382,449
Government and public institutions	942,366	224,514	—	2,940	4,801	—	—	44	1,174,665
Other (4)	—	6,308	8,336	258,363	132	10	268	278	273,695

Total foreign	15,540,347	5,748,131	8,382	3,132,856	472,696	10	80,607	167,064	25,150,093

Total	39,473,402	17,892,639	12,115,160	5,749,767	1,179,451	201,063	121,340	989,703	77,722,525

2017
Domestic:
Manufacturing	5,313,232	2,599,760	90,825	67,734	276,771	11,589	1,314	379,056	8,740,281
Construction and real estate	4,199,022	2,641,436	558,321	15,585	165,836	16,023	317	57,476	7,654,016
Services	2,699,487	1,687,515	185,577	910	95,973	23,189	204	66,370	4,759,225
Wholesale and retail	2,244,214	2,369,842	200,003	22,785	124,846	32,911	501	146,901	5,142,003
Transportation and communications	2,584,367	739,781	82,543	1,092	50,319	9,698	—	22,615	3,490,415
Banks and other financial institutions	3,050,605	887,527	1,894	37,907	21,574	353	—	6,541	4,006,401
Government and public institutions	4,059,349	1,600	—	4,471,297	—	—	—	—	8,532,246
Other industries (4)	1,873,137	591,109	3,535	1,906,756	4,613	410	41,179	6,610	4,427,349
Individuals	—	289,809	10,312,739	80,566	26,288	89,066	1,434	104,702	10,904,604

Total domestic	26,023,413	11,808,379	11,435,437	6,604,632	766,220	183,239	44,949	790,271	57,656,540

Foreign:
Commercial and industrial	9,310,432	4,814,906	173	2,153,757	312,275	—	90,722	190,183	16,872,448
Banks and other financial institutions	5,628,387	592,380	—	480,806	58,348	—	—	—	6,759,921
Government and public institutions	741,478	214,558	—	1,082	2,801	—	—	29	959,948
Other (4)	—	6,535	9,439	173,464	124	8	753	401	190,724

Total foreign	15,680,297	5,628,379	9,612	2,809,109	373,548	8	91,475	190,613	24,783,041

Total	41,703,710	17,436,758	11,445,049	9,413,741	1,139,768	183,247	136,424	980,884	82,439,581

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2016 and 2017:

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2016
Domestic:
Manufacturing	365,361	8,144	373,505	379,642	138,676	410,491	7,930
Construction and real estate	59,883	17,000	76,883	87,516	10,130	89,075	1,246
Services	56,695	9,315	66,010	72,603	19,095	69,525	1,292
Wholesale and retail	134,425	12,667	147,092	157,215	46,304	149,324	2,376
Transportation and communications	25,665	3,491	29,156	30,497	5,694	33,119	630
Banks and other financial institutions	3,390	50	3,440	3,440	1,095	5,188	42
Other industries	3,591	355	3,946	4,132	799	2,665	64
Individuals	63,367	59,240	122,607	135,325	6,085	133,015	2,058

Total domestic	712,377	110,262	822,639	870,370	227,878	892,402	15,638

Foreign:
Total foreign	148,471	18,593	167,064	180,870	61,308	186,440	2,629

Total	860,848	128,855	989,703	1,051,240	289,186	1,078,842	18,267

2017
Domestic:
Manufacturing	372,241	6,815	379,056	383,812	148,777	375,895	2,859
Construction and real estate	46,130	11,346	57,476	66,006	6,367	66,796	877
Services	58,366	8,004	66,370	72,261	20,122	66,050	1,173
Wholesale and retail	133,466	13,435	146,901	155,023	52,341	148,865	2,261
Transportation and communications	19,386	3,229	22,615	23,568	5,968	24,035	371
Banks and other financial institutions	2,601	3,940	6,541	6,873	962	5,305	50
Other industries	6,484	126	6,610	6,740	1,999	6,053	91
Individuals	51,893	52,809	104,702	114,880	4,935	114,104	1,696

Total domestic	690,567	99,704	790,271	829,163	241,471	807,103	9,378

Foreign:
Total foreign	160,563	30,050	190,613	209,129	61,102	169,192	2,040

Total	851,130	129,754	980,884	1,038,292	302,573	976,295	11,418

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of small balance, homogeneous loans at March 31, 2016 and 2017 was ¥347,839 million and ¥302,251 million, respectively.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents TDRs that were entered into during the fiscal years ended March 31, 2016 and 2017:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
		(in millions of yen)
2016
Domestic:
Manufacturing	67,058	34,081	108,395
Construction and real estate	—	—	27,078
Services	—	—	43,919
Wholesale and retail	—	—	157,651
Transportation and communications	49	279	28,244
Banks and other financial institutions	—	—	6,342
Other industries	—	—	7,120
Individuals	—	—	28,163

Total domestic	67,107	34,360	406,912

Foreign:
Total foreign	—	—	44,748

Total	67,107	34,360	451,660

2017
Domestic:
Manufacturing	—	—	106,697
Construction and real estate	—	—	18,818
Services	—	—	45,287
Wholesale and retail	—	—	159,649
Transportation and communications	—	—	17,417
Banks and other financial institutions	—	—	7,933
Other industries	—	—	2,518
Individuals	—	—	17,067

Total domestic	—	—	375,386

Foreign:
Total foreign	—	—	35,685

Total	—	—	411,071

Note: Amounts represent the book values of loans immediately after the restructurings.

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents payment defaults which occurred during the fiscal years ended March 31, 2016 and 2017 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2016	2017
	(in millions of yen)
Domestic:
Manufacturing	10,669	5,164
Construction and real estate	2,195	2,887
Services	4,824	4,471
Wholesale and retail	20,522	10,116
Transportation and communications	2,361	795
Other industries	—	14
Individuals	3,864	2,288

Total domestic	44,435	25,735

Foreign:
Total foreign	10,846	3,213

Total	55,281	28,948

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2016 and 2017:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2016
Domestic:
Manufacturing	1,555	163	9,454	11,172	8,333,636	8,344,808
Construction and real estate	2,713	1,024	35,691	39,428	7,694,085	7,733,513
Services	2,479	223	7,016	9,718	4,645,986	4,655,704
Wholesale and retail	3,193	886	8,861	12,940	5,395,910	5,408,850
Transportation and communications	594	81	2,033	2,708	3,265,194	3,267,902
Banks and other financial institutions	—	—	—	—	3,632,481	3,632,481
Government and public institutions	—	—	—	—	3,395,784	3,395,784
Other industries	—	—	29	29	4,619,307	4,619,336
Individuals	38,682	13,570	38,413	90,665	11,423,389	11,514,054

Total domestic	49,216	15,947	101,497	166,660	52,405,772	52,572,432

Foreign:
Total foreign	859	2,598	30,000	33,457	25,116,636	25,150,093

Total	50,075	18,545	131,497	200,117	77,522,408	77,722,525

2017
Domestic:
Manufacturing	1,938	360	7,767	10,065	8,730,216	8,740,281
Construction and real estate	2,818	947	32,523	36,288	7,617,728	7,654,016
Services	917	217	5,914	7,048	4,752,177	4,759,225
Wholesale and retail	1,330	2,834	5,585	9,749	5,132,254	5,142,003
Transportation and communications	384	322	1,859	2,565	3,487,850	3,490,415
Banks and other financial institutions	—	—	—	—	4,006,401	4,006,401
Government and public institutions	—	—	—	—	8,532,246	8,532,246
Other industries	—	—	69	69	4,427,280	4,427,349
Individuals	32,995	12,291	34,846	80,132	10,824,472	10,904,604

Total domestic	40,382	16,971	88,563	145,916	57,510,624	57,656,540

Foreign:
Total foreign	546	216	95,719	96,481	24,686,560	24,783,041

Total	40,928	17,187	184,282	242,397	82,197,184	82,439,581